Note 13 - Employee Benefit Plans (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	May 26, 2010
Note 13 - Employee Benefit Plans (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in Shares)				200,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number (in Shares)	289,100
Share-based Goods and Nonemployee Services Transaction, Valuation Method, Expected Term	10 years
Award Vesting Period	20.00%
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	5 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	3 years 36 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	$ 0	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Aggregate Intrinsic Value	0	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value	306,950	432,850
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)	0	0
Restricted Stock or Unit Expense	89,357	79,330
Stock Issued During Period, Shares, Restricted Stock Award, Gross (in Shares)		27,313
Allocated Share-based Compensation Expense	254,508	253,017	186,654
Employee Stock Option [Member]
Note 13 - Employee Benefit Plans (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number (in Shares)	25,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	30,755
Restricted Stock [Member] | CEO [Member]
Note 13 - Employee Benefit Plans (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		3 years
Restricted Stock [Member]
Note 13 - Employee Benefit Plans (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number (in Shares)	79,677
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		2 years
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	35,380
Director [Member]
Note 13 - Employee Benefit Plans (Details) [Line Items]
Restricted Stock or Unit Expense	$ 116,032	$ 110,009
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures (in Shares)	16,576	18,520
Stock Issued During Period, Shares, Restricted Stock Award, Price per Share (in Dollars per share)	$ 7.00	$ 5.94